Current Maturities and Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Current Maturities and Short-Term Bank Loans [Abstract]
Schedule of Current Maturities and Short-Term Bank Loans

Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2024 and 2025	2025	2024
		%	€ in thousands
Current maturities of long term bank loans (refer to Note 11)	EURIBOR	2 – 6.3	4,426	4,215
	Fixed rate	2.58 – 4.5	8,551	7,550
	Prime rate (USA)	6.75-8.5	4,258	9,551
			17,235	21,316

	Linkage	Interest rate	December 31	December 31
	terms	2024 and 2025	2025	2024
		%	€ in thousands
Current maturities of other long term loans (1)	EURIBOR	5.27-9.1	2,800	5,000
	Fixed rate	5-5.5	866	866
			3,666	5,866

(1)	Loans provided by the minority (49%) holders in Talasol.